Non-current assets held for sale	6 Months Ended
Jun. 30, 2019
Non-current assets held for sale
Non-current assets held for sale

10.Non-current assets held for sale

On 26 June 2019, Sibanye-Stillwater announced that it had entered into an acquisition agreement (the Agreement) with Generation Mining Limited (Gen Mining) to further the development of the PGM-copper Marathon project, situated in northern Ontario, Canada, adjacent to Lake Superior (Marathon or the Marathon project). The Marathon project was acquired by Sibanye-Stillwater as part of the Stillwater acquisition in May 2017.

Under the terms of the Agreement, on closing, Sibanye-Stillwater will receive an upfront cash payment of CA$3.0 million and 11,053,795 shares in Gen Mining (an equity interest of approximately 12.9% at CA$0.2714 per share). Gen Mining will acquire a 51% interest in the Marathon project and form an unincorporated joint venture with Stillwater Canada Inc.

The Agreement was subject to customary conditions for a transaction of this nature and closed on 10 July 2019.

Figures in million - SA rand
	Jun 2019	Dec 2018	Jun 2018
Property, plant and equipment	120.7	-	1,270.0
Non-current assets held for sale	120.7	-	1,270.0